Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2019	December 31, 2020
Assets
Current assets
Cash and cash equivalents	7,807,740	12,083,788
Restricted cash	27,871,552	64,315,940
Short-term investments	31,430,000	98,350,000
Accounts receivable, net	526,689,373	737,789,173
Amount due from subsidiaries of the Company	548,857,973	1,173,052,601
Amount due from related parties	262,581,158	368,465,174
Prepayments and other current assets	172,737,341	330,887,406

Total current assets	1,577,975,137	2,784,944,082

Non-current assets
Property and equipment, net	23,152,687	16,961,356
Accounts receivables, non-current	—	54,638,516
Long-term investments	10,000,000	8,000,000
Right-of-use assets	61,931,400	48,109,166
Intangible assets	4,029,056	7,821,323
Other non-current assets	14,211,365	143,824,997

Total non-current assets	113,324,508	279,355,358

Total assets	1,691,299,645	3,064,299,440

Liabilities
Current liabilities
Short-term borrowing	—	50,000,000
Accounts payable	313,189,188	399,857,773
Amount due to subsidiaries of the Company	2,734,962,567	5,426,800,647
Amount due to related parties	3,330,101	4,294,733
Registered users’ loyalty payable	127,253,323	66,180,291
Advance from customers and deferred revenue	246,251,382	140,776,350
Salary and welfare payable	126,884,752	115,307,402
Tax payable	93,025,726	98,797,489
Lease liabilities, current	31,275,663	20,030,138
Accrued liabilities related to users’ loyalty programs	89,184,947	100,087,815
Accrued liabilities and other current liabilities	761,687,143	607,455,490

Total current liabilities	4,527,044,792	7,029,588,128
Lease liabilities, non-current	25,279,037	23,533,711

Total liabilities	4,552,323,829	7,053,121,839

	Year ended December 31,
	2018	2019	2020
Net revenues	3,065,573,756	5,627,372,568	5,283,682,290
Net loss	(1,882,747,022)	(2,469,063,768)	(1,096,208,019)

	Year ended December 31,
	2018	2019	2020
Net cash provided used in operating activities	(77,218,211)	(2,782,745,243)	(391,006,589)
Net cash provided by/(used in) investing activities	90,767,728	(60,545,682)	(80,506,432)
Net cash provided by/ (used in) financing activities	(5,402,941)	2,859,505,971	512,233,457

Net increase in cash and cash equivalents	8,146,576	16,215,046	40,720,436

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2019	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	314,812,946	—	314,812,946

As of December 31, 2020	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	354,847,029	—	354,847,029
Short-term investments — Equity investment in a publicly traded security	36,186,345	—	—	36,186,345

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or estimated useful lives of the assets

Office equipment	3 – 5 years

Schedule of Disaggregation of Revenue
In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(e))
Major service line
Advertising service provided to advertising customers, recorded gross (1)	2,399,716,518	4,339,602,177	3,857,233,008	591,146,821
Advertising service provided to advertising platforms, recorded net	414,541,506	1,075,718,365	1,189,601,725	182,314,441
Other service
Agent and platform services	203,389,356	33,154,982	7,904,057	1,211,350
Live streaming and online games	—	104,445,462	193,141,447	29,600,222
Other revenues	4,498,405	17,159,618	37,314,786	5,718,741

Total Other services	207,887,761	154,760,062	238,360,290	36,530,313

Net Revenues	3,022,145,785	5,570,080,604	5,285,195,023	809,991,575

(1)
For the years ended December 31, 2018, 2019 and 2020, revenue in advertising services provided to advertising customers which recorded gross include integrated marketing solution services which amounted to nil, RMB381.8 million and RMB 248.2 million.